Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,444,287)	$ (2,413,122)
Adjustments to reconcile net loss to net cash to cash used by operating activities:
Common shares issued for service	49,000	642,850
Amortization of intangible assets	229,377	229,377
Amortization of debt discount		26,519
Stock based compensation expense	64,860	238,165
Gain on settlement of debt	51,400
Changes in operating assets and liabilities:
Other assets	(334,150)
Accounts Payable	(117,777)	413,234
Accrued Payroll		229,167
Net cash used by operating activities	(2,501,577)	(621,341)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt	(244,300)	(35,000)
Proceeds from issuance of preferred shares	3,040,000	250,000
Proceeds from issuance of common stock and warrants		446,999
Net cash provided by financing activities	2,795,700	661,999
Net decrease in cash	294,123	40,658
Cash, beginning of period	45,800	5,140
Cash, end of period	339,923	45,800
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of preferred shares to common stock	3,200,000
Settlement of debt by issuance of common stock	1,150,135
Cashless exercise of warrants
Deemed dividends for ratchet adjustments to warrants	$ 48,659